Reserves - Movements in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in reserves
Balance at beginning of the year	$ 1,721,778	$ 1,568,371	$ 1,597,137
Effective portion of changes in fair value of cash flow hedges	(205)	384	(161)
Share-based compensation, net of accrued dividend (Note 22)	463	758	3,351
Settlement of share-based compensation	(1,486)		(5,195)
Balance at the end of the year	1,386,399	1,721,778	1,568,371
Reserves
Movements in reserves
Balance at beginning of the year	16,464	15,322	18,667
Effective portion of changes in fair value of cash flow hedges	(205)	384	(161)
Share-based compensation, net of accrued dividend (Note 22)	463	758	3,351
Settlement of share-based compensation	(1,486)		(6,535)
Balance at the end of the year	15,236	16,464	15,322
Hedging | Reserves
Movements in reserves
Balance at beginning of the year	(3,599)	(3,983)	(3,822)
Effective portion of changes in fair value of cash flow hedges	(205)	384	(161)
Balance at the end of the year	(3,804)	(3,599)	(3,983)
Employee benefits | Reserves
Movements in reserves
Balance at beginning of the year	(99)	(99)	(99)
Balance at the end of the year	(99)	(99)	(99)
Share-based compensation reserve | Reserves
Movements in reserves
Balance at beginning of the year	20,162	19,404	22,588
Share-based compensation, net of accrued dividend (Note 22)	463	758	3,351
Settlement of share-based compensation	(1,486)		(6,535)
Balance at the end of the year	$ 19,139	$ 20,162	$ 19,404